Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Apr. 28, 2018		Apr. 29, 2017	Apr. 30, 2016
Sales	$ 3,662,280		$ 3,894,558	$ 4,163,844
Cost of sales and occupancy	2,551,077		2,682,356	2,836,547
Gross profit	1,111,203		1,212,202	1,327,297
Selling and administrative expenses	999,109		1,040,007	1,176,778
Depreciation and amortization	106,340		117,887	135,863
Goodwill impairment	133,612	[1]	0	0
Operating income (loss)	(127,858)		54,308	14,656
Interest expense, net and amortization of deferred financing fees	9,837		7,509	8,770
Income (loss) before income taxes	(137,695)		46,799	5,886
Income tax provision (benefit)	(12,215)		24,776	(8,814)
Net income (loss) from continuing operations	(125,480)		22,023	14,700
Net loss from discontinued operations				(39,146)
Net income (loss)	$ (125,480)		$ 22,023	$ (24,446)
Basic income (loss) per common share:
Income (loss) from continuing operations	$ (1.73)		$ 0.30	$ 0.05
Loss from discontinued operations				(0.54)
Basic income (loss) per common share	(1.73)		0.30	(0.49)
Diluted income (loss) per common share:
Income (loss) from continuing operations	(1.73)		0.30	0.05
Loss from discontinued operations				(0.54)
Diluted income (loss) per common share	$ (1.73)		$ 0.30	$ (0.49)
Weighted average common shares outstanding:
Basic	72,588		72,188	72,410
Diluted	72,588		72,328	72,542
Dividends declared per common share	$ 0.60		$ 0.60	$ 0.60

[1]	See Note 1 for discussion on goodwill impairment testing.